Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000223246 | Brink's8211920
Holdings [Line Items]
Percent of Total Investments	7.00%
C000223246 | Belden8211911
Holdings [Line Items]
Percent of Total Investments	6.50%
C000223246 | Darling Ingredients8211923
Holdings [Line Items]
Percent of Total Investments	6.40%
C000223246 | MGP Ingredients8211944
Holdings [Line Items]
Percent of Total Investments	6.40%
C000223246 | Louisiana-Pacific8211941
Holdings [Line Items]
Percent of Total Investments	6.00%
C000223246 | Enerpac Tool Group8211931
Holdings [Line Items]
Percent of Total Investments	5.80%
C000223246 | Dycom Industries8211929
Holdings [Line Items]
Percent of Total Investments	5.50%
C000223246 | US Physical Therapy8211959
Holdings [Line Items]
Percent of Total Investments	5.40%
C000223246 | Live Oak Bancshares8211938
Holdings [Line Items]
Percent of Total Investments	5.00%
C000223246 | Dorman Products8211926
Holdings [Line Items]
Percent of Total Investments	5.00%
C000223246 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000223246 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000223246 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000223246 | Materials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000223246 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000223246 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000223246 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000223247 | Brink's8211920
Holdings [Line Items]
Percent of Total Investments	7.00%
C000223247 | Belden8211911
Holdings [Line Items]
Percent of Total Investments	6.50%
C000223247 | Darling Ingredients8211923
Holdings [Line Items]
Percent of Total Investments	6.40%
C000223247 | MGP Ingredients8211944
Holdings [Line Items]
Percent of Total Investments	6.40%
C000223247 | Louisiana-Pacific8211941
Holdings [Line Items]
Percent of Total Investments	6.00%
C000223247 | Enerpac Tool Group8211931
Holdings [Line Items]
Percent of Total Investments	5.80%
C000223247 | Dycom Industries8211929
Holdings [Line Items]
Percent of Total Investments	5.50%
C000223247 | US Physical Therapy8211959
Holdings [Line Items]
Percent of Total Investments	5.40%
C000223247 | Live Oak Bancshares8211938
Holdings [Line Items]
Percent of Total Investments	5.00%
C000223247 | Dorman Products8211926
Holdings [Line Items]
Percent of Total Investments	5.00%
C000223247 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000223247 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000223247 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000223247 | Materials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000223247 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000223247 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000223247 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000223248 | Brink's8211973
Holdings [Line Items]
Percent of Total Investments	6.40%
C000223248 | Darling Ingredients8211979
Holdings [Line Items]
Percent of Total Investments	6.30%
C000223248 | MGP Ingredients8211997
Holdings [Line Items]
Percent of Total Investments	6.00%
C000223248 | Belden8211965
Holdings [Line Items]
Percent of Total Investments	6.00%
C000223248 | Broadridge Financial Solutions8211976
Holdings [Line Items]
Percent of Total Investments	5.60%
C000223248 | Louisiana-Pacific8211995
Holdings [Line Items]
Percent of Total Investments	5.50%
C000223248 | US Physical Therapy8212018
Holdings [Line Items]
Percent of Total Investments	5.10%
C000223248 | Boot Barn Holdings8211967
Holdings [Line Items]
Percent of Total Investments	4.90%
C000223248 | Dycom Industries8211982
Holdings [Line Items]
Percent of Total Investments	4.90%
C000223248 | Timken8212011
Holdings [Line Items]
Percent of Total Investments	4.60%
C000223248 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000223248 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000223248 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000223248 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000223248 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000223248 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	45.10%
C000223249 | Brink's8211973
Holdings [Line Items]
Percent of Total Investments	6.40%
C000223249 | Darling Ingredients8211979
Holdings [Line Items]
Percent of Total Investments	6.30%
C000223249 | MGP Ingredients8211997
Holdings [Line Items]
Percent of Total Investments	6.00%
C000223249 | Belden8211965
Holdings [Line Items]
Percent of Total Investments	6.00%
C000223249 | Broadridge Financial Solutions8211976
Holdings [Line Items]
Percent of Total Investments	5.60%
C000223249 | Louisiana-Pacific8211995
Holdings [Line Items]
Percent of Total Investments	5.50%
C000223249 | US Physical Therapy8212018
Holdings [Line Items]
Percent of Total Investments	5.10%
C000223249 | Boot Barn Holdings8211967
Holdings [Line Items]
Percent of Total Investments	4.90%
C000223249 | Dycom Industries8211982
Holdings [Line Items]
Percent of Total Investments	4.90%
C000223249 | Timken8212011
Holdings [Line Items]
Percent of Total Investments	4.60%
C000223249 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000223249 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000223249 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000223249 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000223249 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000223249 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	45.10%